Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 905,975	¥ 777,458
Fair value of plan assets	666,428	621,869
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	867,706	731,537
Fair value of plan assets	664,586	615,963
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	390,942	346,749
Fair value of plan assets	222,449	204,953
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	375,860	331,351
Fair value of plan assets	¥ 222,449	¥ 200,891